Investment Portfolios	as of May 31, 2022 (Unaudited)
DWS Multi-Asset Conservative Allocation Fund
	Shares	Value ($)

Equity — Equity Funds 29.4%
DWS Core Equity Fund "Institutional" (a)	282,902	8,433,314
DWS Emerging Markets Equity Fund "Institutional" (a)	79,433	1,481,418
DWS ESG Core Equity Fund "Institutional" (a)	407,739	7,147,663
DWS RREEF Global Infrastructure Fund "Institutional" (a)	40,634	744,816
DWS RREEF Real Estate Securities Fund "Institutional" (a)	83,147	1,911,558
DWS Small Cap Core Fund "S" (a)	43,177	1,885,988
Total Equity — Equity Funds (Cost $15,076,783)		21,604,757

Equity — Exchange-Traded Funds 8.2%
iShares Core MSCI Europe ETF	25,867	1,320,769
iShares MSCI Japan ETF	42,354	2,439,590
iShares MSCI Pacific ex Japan ETF	16,220	750,824
SPDR S&P Emerging Asia Pacific ETF	14,212	1,487,002
Total Equity — Exchange-Traded Funds (Cost $5,704,097)		5,998,185

Fixed Income — Bond Funds 21.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	468,456	3,377,565
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	103,936	1,105,877
DWS GNMA Fund "Institutional" (a)	632,287	7,998,425
DWS High Income Fund "Institutional" (a)	771,551	3,417,971
Total Fixed Income — Bond Funds (Cost $16,863,945)		15,899,838

Fixed Income — Exchange-Traded Funds 35.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	108,645	12,433,334
iShares JP Morgan USD Emerging Markets Bond ETF	6,541	596,866
iShares U.S. Treasury Bond ETF	332,694	8,027,906
Vanguard Total International Bond ETF	94,161	4,750,423
Total Fixed Income — Exchange-Traded Funds (Cost $28,099,297)		25,808,529
	Principal Amount ($)	Value ($)

Short-Term U.S. Treasury Obligations 0.6%
U.S. Treasury Bill, 2.004% (b), 4/20/2023 (c) (Cost $456,639)	465,000	456,970
	Shares	Value ($)

Fixed Income — Money Market Funds 4.1%
DWS Central Cash Management Government Fund , 0.75% (a) (d), 1/1/2030 (Cost $3,021,709)	3,021,709	3,021,709

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $69,222,470)	99.2	72,789,988
Other Assets and Liabilities, Net	0.8	576,333
Net Assets	100.0	73,366,321

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying DWS Funds during the period ended May 31, 2022 are as follows:
Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022
Equity — Equity Funds 29.4%
DWS Core Equity Fund "Institutional" (a)
13,017,129	3,067,071	5,497,300	1,166,782	(3,320,368)	63,278	1,455,493	282,902	8,433,314
DWS Emerging Markets Equity Fund "Institutional" (a)
822,340	906,507	80,400	(27,005)	(140,024)	14,607	—	79,433	1,481,418
DWS ESG Core Equity Fund "Institutional" (a)
7,724,881	2,528,103	1,574,600	(7,982)	(1,522,739)	63,372	845,431	407,739	7,147,663
DWS RREEF Global Infrastructure Fund "Institutional" (a)
913,882	246,062	430,900	21,752	(5,980)	8,134	28,428	40,634	744,816
DWS RREEF Real Estate Securities Fund "Institutional" (a)
1,802,474	1,344,412	1,053,700	17,514	(199,142)	14,423	84,788	83,147	1,911,558
DWS Small Cap Core Fund "S" (a)
1,762,409	1,257,549	916,700	252,527	(469,797)	—	41,949	43,177	1,885,988
Fixed Income — Bond Funds 21.7%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
3,934,625	454,330	—	—	(1,011,390)	139,130	—	468,456	3,377,565
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
907,496	1,077,002	940,900	74,899	(12,620)	285,502	—	103,936	1,105,877
DWS GNMA Fund "Institutional" (a)
9,234,362	624,841	1,143,800	(66,569)	(650,409)	75,642	—	632,287	7,998,425
DWS High Income Fund "Institutional" (a)
5,524,298	936,031	2,566,400	(29,761)	(446,197)	186,931	—	771,551	3,417,971
Fixed Income — Money Market Funds 4.1%
DWS Central Cash Management Government Fund, 0.75% (a) (d)
3,491,260	18,508,438	18,977,989	—	—	3,466	—	3,021,709	3,021,709
49,135,156	30,950,346	33,182,689	1,402,157	(7,778,666)	854,485	2,456,089	5,934,971	40,526,304
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At May 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	The rate shown is the annualized seven-day yield at period end.
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
At May 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2022	21	2,520,054	2,508,516	(11,538)
Euro Stoxx 50 Index	EUR	6/17/2022	11	404,147	446,855	42,708
Total net unrealized appreciation						31,170

Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Equity — Equity Funds	$21,604,757	$—	$—	$21,604,757
Equity — Exchange-Traded Funds	5,998,185	—	—	5,998,185
Fixed Income — Bond Funds	15,899,838	—	—	15,899,838
Fixed Income — Exchange-Traded Funds	25,808,529	—	—	25,808,529
Short- Term U.S. Treasury Obligations	—	456,970	—	456,970
Fixed Income — Money Market Funds	3,021,709	—	—	3,021,709
Derivatives (a)
Futures Contracts	42,708	—	—	42,708
Total	$72,375,726	$456,970	$—	$72,832,696
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (a)
Futures Contracts	$(11,538)	$—	$—	$(11,538)
Total	$(11,538)	$—	$—	$(11,538)
(a)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ 42,708
Interest Rate Contracts	$ (11,538)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMACAT-PH3
R-080548-1 (1/23)